Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Oct. 31, 2014
Frontier RobecoSAM Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FSGLX
Frontier Timpani Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	FTSYX
Frontier Timpani Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	FTSGX
Frontier Netols Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	FNSVX
Frontier Netols Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	FNSYX
Frontier Phocas Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	FPSVX
Frontier MFG Core Infrastructure Fund | Institutional Class
Risk/Return:
Trading Symbol	FMGIX
Frontier MFG Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FMGEX